1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.7%

AEROSPACE & DEFENSE – 2.2%

Babcock International Group PLC*	18,068	$64,268

BAE Systems PLC	172,960	1,384,787

BWX Technologies, Inc.	10,034	576,252

CAE, Inc.*	15,809	482,405

Dassault Aviation SA	56	66,696

Lockheed Martin Corp.	2,626	976,005

Raytheon Technologies Corp.	7,427	645,778

Safran SA	2,969	388,474

TOTAL AEROSPACE & DEFENSE		$4,584,665

AIR FREIGHT & LOGISTICS – 1.1%

Bpost SA*	2,895	32,504

C.H. Robinson Worldwide, Inc.	1,969	175,576

DSV Panalpina A/S	1,733	422,265

Expeditors International of Washington, Inc.	7,420	951,615

PostNL NV	13,073	70,716

SG Holdings Co. Ltd.	2,825	75,656

United Parcel Service, Inc., Class B	2,163	413,912

ZTO Express Cayman, Inc., ADR	5,183	140,252

ZTO Express Cayman, Inc.	1,300	34,996

TOTAL AIR FREIGHT & LOGISTICS		$2,317,492

AIRLINES – 0.2%

Japan Airlines Co. Ltd.*	5,110	106,341

Wizz Air Holdings PLC*	4,776	328,613

TOTAL AIRLINES		$434,954

AUTO COMPONENTS – 0.4%

Continental AG*	627	85,237

Exedy Corp.	2,855	43,018

Hankook Tire & Technology Co. Ltd.	1,656	69,609

NOK Corp.	6,805	89,323

Sumitomo Electric Industries Ltd.	5,257	74,155

Sumitomo Riko Co. Ltd.	3,150	23,086

Tachi-S Co. Ltd.	3,410	45,226

Tokai Rika Co. Ltd.	7,967	123,312

Toyota Boshoku Corp.	2,660	53,343

TS Tech Co. Ltd.	7,574	111,845

Unipres Corp.	5,290	47,497

TOTAL AUTO COMPONENTS		$765,651

AUTOMOBILES – 0.9%

Daimler AG	2,288	204,320

Dongfeng Motor Group Co. Ltd., Class H	120,346	106,545

Honda Motor Co. Ltd.	14,865	473,301

Isuzu Motors Ltd.	50,523	667,776

Mitsubishi Motors Corp.*	9,760	27,224

Nissan Motor Co. Ltd.*	20,530	118,065

Renault SA*	2,057	78,145

Description	Number of Shares	Value

Suzuki Motor Corp.	2,773	$111,977

TOTAL AUTOMOBILES		$1,787,353

BANKS – 3.5%

ABN AMRO Bank NV*	9,111	106,166

AIB Group PLC*	40,624	99,850

Bank Mandiri Persero Tbk PT	188,808	74,413

Bank of Ireland Group PLC*	23,865	126,715

Bank of Nova Scotia (The)	10,638	663,980

Bank of Nova Scotia (The)	9,779	610,601

BPER Banca	30,733	60,026

CaixaBank SA	51,989	154,488

Dah Sing Financial Holdings Ltd.	12,454	39,264

DGB Financial Group, Inc.	8,981	73,784

DNB Bank ASA	22,324	457,484

Erste Group Bank AG	2,251	87,344

First Citizens BancShares, Inc., Class A	493	385,817

First Republic Bank	3,100	604,562

Kasikornbank PCL	5,547	17,299

KB Financial Group, Inc., ADR	3,613	160,020

KBC Group NV	6,571	529,270

OTP Bank Nyrt*	8,004	431,688

PNC Financial Services Group, Inc. (The)	4,600	839,086

Popular, Inc.	5,176	376,606

Resona Holdings, Inc.	73,890	276,890

San-In Godo Bank Ltd. (The)	8,300	41,233

Sberbank of Russia PJSC, ADR	3,664	60,932

Shinhan Financial Group Co. Ltd., ADR	4,215	142,088

Standard Chartered PLC	72,577	435,810

Sumitomo Mitsui Trust Holdings, Inc.	3,950	129,476

Tochigi Bank Ltd. (The)	10,380	15,896

Unicaja Banco SA	67,769	62,343

UniCredit SpA	14,729	176,610

TOTAL BANKS		$7,239,741

BEVERAGES – 2.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	22,808	60,146

Asahi Group Holdings Ltd.	1,858	83,174

Boston Beer Co., Inc. (The), Class A*	235	166,850

Coca-Cola Co. (The)	9,996	570,072

Coca-Cola Icecek AS	7,068	71,175

Constellation Brands, Inc., Class A	3,591	805,605

Diageo PLC	18,589	922,571

Embotelladora Andina SA, Class B, ADR	3,730	53,041

Heineken NV	6,727	783,627

PepsiCo., Inc.	3,620	568,159

TOTAL BEVERAGES		$4,084,420

BIOTECHNOLOGY – 0.1%

Zai Lab Ltd., ADR*	2,025	292,835

BUILDING PRODUCTS – 1.1%

Assa Abloy AB, Class B	14,372	460,958

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Cie de Saint-Gobain	4,153	$296,821

Geberit AG	90	73,900

Johnson Controls International PLC	9,253	660,849

Lennox International, Inc.	2,561	843,670

TOTAL BUILDING PRODUCTS		$2,336,198

CAPITAL MARKETS – 2.5%

Ares Management Corp., Class A	9,486	679,292

Charles Schwab Corp. (The)	27,679	1,880,788

CSC Financial Co. Ltd., Class H	63,500	62,592

GAM Holding AG*	4,189	9,073

G-Resources Group Ltd.*	18,893	6,564

Hong Kong Exchanges & Clearing Ltd.	3,700	236,155

Ichiyoshi Securities Co. Ltd.	4,530	24,817

Intercontinental Exchange, Inc.	1,654	198,199

Intermediate Capital Group PLC	17,051	514,309

Julius Baer Group Ltd.	789	52,208

MarketAxess Holdings, Inc.	341	162,033

Moody’s Corp.	990	372,240

Nomura Holdings, Inc.	10,612	53,019

Partners Group Holding AG	98	167,526

UBS Group AG	51,049	841,941

TOTAL CAPITAL MARKETS		$5,260,756

CHEMICALS – 1.3%

ADEKA Corp.	7,871	157,987

Air Liquide SA	453	78,768

China BlueChemical Ltd., Class H	183,603	57,884

Croda International PLC	1,147	134,243

EMS-Chemie Holding AG	115	127,460

Givaudan SA	27	134,784

Koninklijke DSM NV	582	117,333

Linde PLC	2,675	822,268

Lintec Corp.	3,200	69,481

Nissan Chemical Corp.	146	7,107

Sanyo Chemical Industries Ltd.	1,300	70,033

Sherwin-Williams Co. (The)	2,516	732,232

Symrise AG	806	118,845

TOTAL CHEMICALS		$2,628,425

COMMERCIAL SERVICES & SUPPLIES – 2.4%

Aeon Delight Co. Ltd.	4,923	161,325

Cintas Corp.	2,691	1,060,739

Clean Harbors, Inc.*	5,254	499,130

Copart, Inc.*	12,576	1,848,672

Prosegur Cia de Seguridad SA	21,262	72,640

Rollins, Inc.	4,624	177,238

Secom Co. Ltd.	2,483	186,816

Toppan Forms Co. Ltd.	4,685	44,926

Toppan, Inc.	3,560	60,001

Waste Connections, Inc.	6,451	817,277

TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,928,764

COMMUNICATIONS EQUIPMENT – 1.3%

Accton Technology Corp.	50,000	582,871

Cisco Systems, Inc.	9,772	541,076

Motorola Solutions, Inc.	6,169	1,381,362

Description	Number of Shares	Value

Nokia OYJ*	31,011	$190,225

TOTAL COMMUNICATIONS EQUIPMENT		$2,695,534

CONSTRUCTION & ENGINEERING – 0.8%

Chiyoda Corp.*	6,910	24,502

Implenia AG*	1,848	49,084

JGC Holdings Corp.	19,881	177,235

Kumagai Gumi Co. Ltd.	2,676	68,495

Kyowa Exeo Corp.	3,314	81,955

Raubex Group Ltd.	9,441	18,365

Taisei Corp.	2,151	72,056

Vinci SA	11,911	1,260,486

TOTAL CONSTRUCTION & ENGINEERING		$1,752,178

CONSTRUCTION MATERIALS – 0.2%

Holcim Ltd.*	3,645	213,666

Imerys SA	1,468	67,985

Taiheiyo Cement Corp.	3,770	87,287

Vicat SA	1,291	65,086

TOTAL CONSTRUCTION MATERIALS		$434,024

CONSUMER FINANCE – 0.6%

American Express Co.	2,318	395,289

Credit Acceptance Corp.*	1,664	806,657

Provident Financial PLC*	13,685	53,909

TOTAL CONSUMER FINANCE		$1,255,855

CONTAINERS & PACKAGING – 0.2%

Ball Corp.	4,772	385,959

Nampak Ltd.*	56,917	10,878

TOTAL CONTAINERS & PACKAGING		$396,837

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,719	218,175

PALTAC Corp.	1,250	57,769

TOTAL DISTRIBUTORS		$275,944

DIVERSIFIED CONSUMER SERVICES – 0.3%

Benesse Holdings, Inc.	435	9,969

Chegg, Inc.*	7,991	708,242

TOTAL DIVERSIFIED CONSUMER SERVICES		$718,211

DIVERSIFIED FINANCIAL SERVICES – 2.4%

Bank of America Corp.	20,267	777,442

Berkshire Hathaway, Inc., Class B*	4,852	1,350,263

BNP Paribas SA	3,682	224,722

ING Groep NV	17,574	226,108

Investor AB	5,552	137,568

JPMorgan Chase & Co.	3,495	530,471

Kasikornbank PCL	28,456	89,175

Mitsubishi UFJ Financial Group, Inc.	115,675	609,981

Royal Bank of Canada	5,101	515,906

Societe Generale SA	5,340	156,623

Sumitomo Mitsui Financial Group, Inc.	11,805	397,607

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,015,866

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%

AT&T, Inc.	6,304	176,827

BT Group PLC*	52,959	127,792

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Cellnex Telecom SA	10,470	$682,357

Hellenic Telecommunications Organization SA	32,089	585,449

Koninklijke KPN NV	136,570	448,433

KT Corp., ADR	10,266	147,728

Magyar Telekom Telecommunications PLC, ADR	7,725	54,016

Nippon Telegraph & Telephone Corp.	10,925	279,088

Orange SA	10,905	121,534

Proximus SADP	4,907	100,848

Swisscom AG	193	116,118

Telenor ASA	4,920	85,427

Telia Co. AB	23,584	103,531

Turk Telekomunikasyon AS	65,092	50,368

Verizon Communications, Inc.	13,758	767,421

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,846,937

ELECTRIC UTILITIES – 1.0%

American Electric Power Co., Inc.	134	11,808

Chugoku Electric Power Co., Inc. (The)	5,624	50,855

Duke Energy Corp.	5,248	551,617

Edison International	6,115	333,267

Exelon Corp.	7,927	370,984

Iberdrola SA	7,733	93,200

Pinnacle West Capital Corp.	7,482	625,121

Red Electrica Corp. SA	5,109	101,363

TOTAL ELECTRIC UTILITIES		$2,138,215

ELECTRICAL EQUIPMENT – 0.5%

Cosel Co. Ltd.	4,690	43,392

Mitsubishi Electric Corp.	11,570	155,666

Nippon Carbon Co. Ltd.	1,800	67,272

Nissin Electric Co. Ltd.	3,700	42,934

Schneider Electric SE	3,261	546,600

Ushio, Inc.	9,710	173,214

Zumtobel Group AG	2,714	28,782

TOTAL ELECTRICAL EQUIPMENT		$1,057,860

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%

Ai Holdings Corp.	3,300	61,214

Alps Alpine Co. Ltd.	6,170	63,722

Amphenol Corp., Class A	2,247	162,885

Canon Marketing Japan, Inc.	3,731	83,085

Citizen Watch Co. Ltd.	17,670	68,615

Enplas Corp.	400	12,069

Foxconn Technology Co. Ltd.	28,381	62,516

Halma PLC	2,815	113,042

Hon Hai Precision Industry Co. Ltd.	25,483	100,237

II-VI, Inc.*	3,125	218,156

Keyence Corp.	147	81,389

Kyocera Corp.	2,140	131,418

Maruwa Co. Ltd.	513	49,988

Nichicon Corp.	2,495	26,405

Nippon Chemi-Con Corp.*	3,570	82,201

PAX Global Technology Ltd.	67,759	73,242

Sunny Optical Technology Group Co. Ltd.	18,300	553,864

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,944,048

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 0.1%

Drilling Co. of 1972 A/S (The)*	237	$9,138

Fugro NV*	4,102	38,777

Saipem SpA*	17,799	40,877

Trican Well Service Ltd.*	17,388	36,516

TOTAL ENERGY EQUIPMENT & SERVICES		$125,308

ENTERTAINMENT – 0.4%

Bilibili, Inc., ADR*	675	57,767

Bilibili, Inc., Class Z*	2,265	193,968

DeNA Co. Ltd.	4,925	92,570

NetEase, Inc., ADR	2,672	273,105

Nexon Co. Ltd.	2,540	52,048

Nintendo Co. Ltd.	138	70,947

Square Enix Holdings Co. Ltd.	1,306	67,499

Tencent Music Entertainment Group, ADR*	9,820	103,797

TOTAL ENTERTAINMENT		$911,701

FOOD & STAPLES RETAILING – 0.9%

Cosmos Pharmaceutical Corp.	415	70,324

Costco Wholesale Corp.	480	206,266

J Sainsbury PLC	68,606	270,161

Jeronimo Martins SGPS SA	5,955	121,326

Kato Sangyo Co. Ltd.	1,300	39,401

Koninklijke Ahold Delhaize NV	3,654	113,544

METRO AG	2,207	28,615

Performance Food Group Co.*	11,072	507,319

Sundrug Co. Ltd.	3,173	102,677

Tesco PLC	26,505	85,842

Walmart, Inc.	1,219	173,768

Wm Morrison Supermarkets PLC	43,671	162,440

TOTAL FOOD & STAPLES RETAILING		$1,881,683

FOOD PRODUCTS – 1.8%

Astral Foods Ltd.	3,598	37,696

Barry Callebaut AG	46	116,593

Calbee, Inc.	2,511	57,588

China Feihe Ltd.	42,000	80,637

China Mengniu Dairy Co. Ltd.*	20,011	108,538

Chocoladefabriken Lindt & Spruengli AG	11	123,254

General Mills, Inc.	2,369	139,439

Hormel Foods Corp.	3,725	172,765

Kellogg Co.	9,207	583,356

MEIJI Holdings Co. Ltd.	710	43,880

Nestle SA	8,614	1,091,668

Nissin Foods Holdings Co. Ltd.	854	60,719

Nomad Foods Ltd.*	18,318	478,466

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	235,727	18,337

Toyo Suisan Kaisha Ltd.	1,998	76,219

Ulker Biskuvi Sanayi AS	23,778	56,270

Viscofan SA	5,166	358,804

Yamazaki Baking Co. Ltd.	2,263	31,025

Yihai International Holding Ltd.*	13,000	78,206

TOTAL FOOD PRODUCTS		$3,713,460

GAS UTILITIES – 0.8%

Atmos Energy Corp.	1,789	176,378

July 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

China Gas Holdings Ltd.	26,059	$80,479

ENN Energy Holdings Ltd.	14,600	305,296

Osaka Gas Co. Ltd.	1,635	30,567

Rubis SCA	6,664	267,353

Toho Gas Co. Ltd.	1,307	63,500

Tokyo Gas Co. Ltd.	2,434	46,104

UGI Corp.	13,418	617,094

TOTAL GAS UTILITIES		$1,586,771

HEALTH CARE EQUIPMENT & SUPPLIES – 3.8%

Abbott Laboratories	980	118,560

Align Technology, Inc.*	893	621,349

Asahi Intecc Co. Ltd.	2,260	60,937

Baxter International, Inc.	8,525	659,409

Becton Dickinson & Co.	1,790	457,792

Boston Scientific Corp.*	15,310	698,136

Coloplast A/S, Class B	708	129,497

Danaher Corp.	4,395	1,307,469

DexCom, Inc.*	700	360,857

DiaSorin SpA	496	100,701

Hologic, Inc.*	3,736	280,349

Hoya Corp.	594	83,411

Koninklijke Philips NV	13,096	604,161

Medtronic PLC	9,127	1,198,466

Paramount Bed Holdings Co. Ltd.	1,920	34,163

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	25,000	44,781

Siemens Healthineers AG	2,134	140,952

Smith & Nephew PLC	25,906	526,457

STERIS PLC	86	18,744

Sysmex Corp.	744	88,096

Teleflex, Inc.	1,207	479,698

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$8,013,985

HEALTH CARE PROVIDERS & SERVICES – 2.2%

Alfresa Holdings Corp.	3,860	58,478

BML, Inc.	1,600	55,057

Centene Corp.*	7,139	489,807

Chemed Corp.	614	292,276

Fresenius SE & Co. KGaA	3,745	196,892

HCA Healthcare, Inc.	3,619	898,236

Humana, Inc.	1,401	596,630

Laboratory Corp. of America Holdings*	1,255	371,668

Medipal Holdings Corp.	2,539	47,607

Suzuken Co. Ltd.	2,059	59,121

UnitedHealth Group, Inc.	3,806	1,568,909

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,634,681

HEALTH CARE TECHNOLOGY – 0.2%

AGFA-Gevaert NV*	8,004	39,451

Cerner Corp.	2,422	194,704

M3, Inc.	947	61,548

Multiplan Corp.*	24,595	197,990

TOTAL HEALTH CARE TECHNOLOGY		$493,693

HOTELS, RESTAURANTS & LEISURE – 2.4%

Airbnb, Inc., Class A*	2,473	356,137

Booking Holdings, Inc.*	240	522,782

Description	Number of Shares	Value

Choice Hotels International, Inc.	6,015	$721,199

Compass Group PLC*	54,330	1,148,639

Evolution AB	593	103,302

Galaxy Entertainment Group Ltd.*	5,124	34,748

Huazhu Group Ltd., ADR*	5,343	240,328

Kanzhun Ltd.*	1,400	48,230

La Francaise des Jeux SAEM	779	41,676

McDonald’s Corp.	3,967	962,831

McDonald’s Holdings Co. Japan Ltd.	1,525	68,671

Planet Fitness, Inc., Class A*	5,159	388,112

Sands China Ltd.*	100,800	344,381

TOTAL HOTELS, RESTAURANTS & LEISURE		$4,981,036

HOUSEHOLD DURABLES – 1.1%

Garmin Ltd.	1,446	227,311

Lennar Corp., Class A	3,064	322,180

Nikon Corp.	6,655	61,451

NVR, Inc.*	245	1,279,537

Persimmon PLC	2,253	90,944

Rinnai Corp.	669	61,713

Sekisui Chemical Co. Ltd.	3,672	62,927

Sekisui House Ltd.	4,700	92,560

Sony Group Corp.	1,220	126,498

Tamron Co. Ltd.	830	19,868

TOTAL HOUSEHOLD DURABLES		$2,344,989

HOUSEHOLD PRODUCTS – 1.2%

Clorox Co. (The)	930	168,228

Colgate-Palmolive Co.	10,286	817,737

Procter & Gamble Co. (The)	5,443	774,158

Reckitt Benckiser Group PLC	9,183	704,976

Unicharm Corp.	1,478	59,036

TOTAL HOUSEHOLD PRODUCTS		$2,524,135

INSURANCE – 6.9%

Admiral Group PLC	2,598	122,781

Ageas SA	2,179	115,180

AIA Group Ltd.	169,136	2,026,285

Arthur J. Gallagher & Co.	5,622	783,201

Assicurazioni Generali SpA	7,446	148,833

AXA SA	51,405	1,334,224

Brown & Brown, Inc.	3,865	210,256

China Reinsurance Group Corp., Class H	730,134	70,466

Chubb Ltd.	4,046	682,722

Dai-ichi Life Holdings, Inc.	11,975	219,623

Enstar Group Ltd.*	1,870	480,627

Gjensidige Forsikring ASA	579	13,258

Globe Life, Inc.	6,600	614,526

Intact Financial Corp.	15,129	2,061,502

Markel Corp.*	908	1,095,202

Marsh & McLennan Cos., Inc.	7,415	1,091,636

MS&AD Insurance Group Holdings, Inc.	8,603	265,058

Old Mutual Ltd.	98,324	86,706

Phoenix Group Holdings PLC	341	3,220

Progressive Corp. (The)	11,393	1,084,158

Sampo OYJ, Class A	2,223	107,116

SCOR SE	3,006	84,119

Shin Kong Financial Holding Co. Ltd.	127,284	41,738

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Swiss Life Holding AG	30	$15,499

T&D Holdings, Inc.	21,368	272,298

Tokio Marine Holdings, Inc.	16,273	772,821

Tongyang Life Insurance Co. Ltd.	7,875	36,765

White Mountains Insurance Group Ltd.	289	327,024

Willis Towers Watson PLC	809	166,719

Zurich Insurance Group AG	265	107,012

TOTAL INSURANCE		$14,440,575

INTERACTIVE MEDIA & SERVICES – 3.7%

Alphabet, Inc., Class A*	905	2,438,550

Alphabet, Inc., Class C*	363	981,704

Facebook, Inc., Class A*	5,597	1,994,211

Gree, Inc.	18,690	102,731

Match Group, Inc.*	3,302	525,910

Tencent Holdings Ltd.	26,500	1,633,413

TOTAL INTERACTIVE MEDIA & SERVICES		$7,676,519

INTERNET & DIRECT MARKETING RETAIL – 2.3%

Alibaba Group Holding Ltd.*	9,300	226,183

Alibaba Group Holding Ltd., ADR*	4,723	921,882

Amazon.com, Inc.*	855	2,845,089

ASKUL Corp.	2,600	39,081

JD.com, Inc., ADR*	1,342	95,121

Meituan, Class B*	21,739	601,441

Trip.com Group Ltd., ADR*	6,359	164,889

TOTAL INTERNET & DIRECT MARKETING RETAIL		$4,893,686

IT SERVICES – 4.4%

Accenture PLC, Class A	3,066	974,007

Automatic Data Processing, Inc.	3,358	703,938

Capgemini SE	3,017	652,257

Cognizant Technology Solutions Corp., Class A	1,125	82,721

DTS Corp.	2,978	71,501

Edenred	10,887	632,562

EPAM Systems, Inc.*	292	163,462

Fidelity National Information Services, Inc.	9,249	1,378,563

FleetCor Technologies, Inc.*	2,124	548,459

Fujitsu Ltd.	220	37,230

Future Corp.	3,300	55,168

Global Payments, Inc.	3,287	635,739

GoDaddy, Inc., Class A*	7,799	653,946

Itochu Techno-Solutions Corp.	2,005	61,317

Jack Henry & Associates, Inc.	1,118	194,633

Mastercard, Inc., Class A	1,375	530,668

Nihon Unisys Ltd.	3,593	107,752

Nomura Research Institute Ltd.	2,266	72,707

NS Solutions Corp.	4,374	138,550

Obic Co. Ltd.	374	65,524

Otsuka Corp.	308	15,975

Paychex, Inc.	1,984	225,819

Sopra Steria Group SACA	151	30,021

Transcosmos, Inc.	2,400	67,818

Visa, Inc., Class A	1,846	454,836

Worldline SA*	6,774	634,094

TOTAL IT SERVICES		$9,189,267

Description	Number of Shares	Value

LEISURE PRODUCTS – 0.1%

Bandai Namco Holdings, Inc.	863	$55,546

Sega Sammy Holdings, Inc.	5,240	65,867

Shimano, Inc.	314	79,999

TOTAL LEISURE PRODUCTS		$201,412

LIFE SCIENCES TOOLS & SERVICES – 0.5%

Agilent Technologies, Inc.	1,326	203,183

CMIC Holdings Co. Ltd.	1,510	19,614

Pharmaron Beijing Co. Ltd., Class H	9,300	203,564

Sartorius Stedim Biotech	270	154,154

Thermo Fisher Scientific, Inc.	376	203,044

WuXi AppTec Co. Ltd., Class H	4,680	103,463

Wuxi Biologics Cayman, Inc.*	16,500	251,604

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,138,626

MACHINERY – 2.9%

Alfa Laval AB	13,989	584,040

Amada Co. Ltd.	7,300	74,394

Fortive Corp.	19,813	1,439,612

Hino Motors Ltd.	12,500	108,587

Hisaka Works Ltd.	3,130	23,110

IDEX Corp.	4,078	924,442

Japan Steel Works Ltd. (The)	2,085	50,859

Kone OYJ, Class B	1,140	94,419

Middleby Corp. (The)*	1,885	360,959

MISUMI Group, Inc.	2,310	80,015

Mitsubishi Heavy Industries Ltd.	1,762	50,497

Obara Group, Inc.	1,600	56,953

OKUMA Corp.	2,800	139,100

Otis Worldwide Corp.	2,709	242,591

PACCAR, Inc.	7,234	600,350

Sandvik AB	20,131	524,532

Schindler Holding AG	370	115,266

Schindler Holding AG	368	119,112

Shibaura Machine Co. Ltd.	558	13,194

SMC Corp.	94	55,523

Spirax-Sarco Engineering PLC	644	134,363

Star Micronics Co. Ltd.	5,100	76,334

Sumitomo Heavy Industries Ltd.	3,030	83,135

THK Co. Ltd.	2,190	62,084

Weichai Power Co. Ltd., Class H	68,000	148,755

TOTAL MACHINERY		$6,162,226

MARINE – 0.2%

AP Moller - Maersk A/S, Class B	8	22,217

D/S Norden A/S	3,008	85,909

Kuehne + Nagel International AG	482	162,609

Pacific Basin Shipping Ltd.*	252,905	112,602

TOTAL MARINE		$383,337

MEDIA – 1.0%

Cable One, Inc.	376	709,884

China Literature Ltd.*	9,000	83,385

Comcast Corp., Class A	9,814	577,358

Criteo SA, ADR*	1,924	74,632

Fuji Media Holdings, Inc.	3,305	35,730

Gendai Agency, Inc.*	670	2,095

July 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Metropole Television SA	3,975	$79,595

Nippon Television Holdings, Inc.	12,537	139,078

RTL Group SA	1,950	110,339

Television Francaise 1	10,524	100,559

TV Asahi Holdings Corp.	4,135	63,888

WPP PLC	14,595	188,669

TOTAL MEDIA		$2,165,212

METALS & MINING – 1.2%

Anglo American PLC	4,649	206,174

Asahi Holdings, Inc.	3,885	76,599

Barrick Gold Corp.	5,033	109,568

Centerra Gold, Inc.	4,564	36,692

Chubu Steel Plate Co. Ltd.	1,442	10,318

Eldorado Gold Corp.*	3,975	37,087

Endeavour Mining PLC	2,505	59,653

Gold Fields Ltd.	5,702	55,785

Harmony Gold Mining Co. Ltd., ADR	10,881	44,612

IAMGOLD Corp.*	6,284	17,218

Impala Platinum Holdings Ltd.	569	10,253

Kinross Gold Corp.	8,963	58,797

Kyoei Steel Ltd.	4,305	55,527

Maruichi Steel Tube Ltd.	2,800	67,253

Nakayama Steel Works Ltd.	5,870	21,242

Neturen Co. Ltd.	4,335	22,840

Norsk Hydro ASA	25,245	167,962

OceanaGold Corp.*	22,611	44,040

Pacific Metals Co. Ltd.	1,767	27,188

Resolute Mining Ltd.*	37,417	14,828

Rio Tinto PLC	10,775	913,762

Tokyo Steel Manufacturing Co. Ltd.	10,650	106,204

Western Areas Ltd.	28,652	55,089

Yamato Kogyo Co. Ltd.	5,708	193,033

Yodogawa Steel Works Ltd.	780	16,751

TOTAL METALS & MINING		$2,428,475

MULTILINE RETAIL – 0.8%

Dollar General Corp.	927	215,657

Dollarama, Inc.	11,366	535,230

Marks & Spencer Group PLC*	25,932	48,842

Marui Group Co. Ltd.	4,320	75,173

Ollie’s Bargain Outlet Holdings, Inc.*	7,723	719,011

Pan Pacific International Holdings Corp.	3,250	67,634

TOTAL MULTILINE RETAIL		$1,661,547

MULTI-UTILITIES – 0.9%

Centrica PLC*	68,926	43,564

Consolidated Edison, Inc.	2,228	164,360

Dominion Energy, Inc.	1,663	124,509

Engie SA	14,310	191,005

National Grid PLC	95,174	1,222,509

WEC Energy Group, Inc.	2,159	203,248

TOTAL MULTI-UTILITIES		$1,949,195

OIL, GAS & CONSUMABLE FUELS – 1.9%

ARC Resources Ltd.	7,555	57,165

BP PLC	69,381	278,903

Cameco Corp.	4,736	84,235

Description	Number of Shares	Value

Enbridge, Inc.	15,580	$614,159

Eni SpA	15,902	189,090

Gazprom PJSC, ADR	14,111	110,066

Inpex Corp.	14,050	99,255

Japan Petroleum Exploration Co. Ltd.	1,460	24,181

LUKOIL PJSC, ADR	365	31,350

Ovintiv, Inc.	2,828	72,695

Royal Dutch Shell PLC, Class B	20,135	397,368

Surgutneftegas PJSC, ADR	15,388	68,015

TC Energy Corp.	11,870	578,658

TotalEnergies SE	30,283	1,318,382

Tourmaline Oil Corp.	2,346	64,047

YPF SA, ADR*	4,348	18,957

TOTAL OIL, GAS & CONSUMABLE FUELS		$4,006,526

PERSONAL PRODUCTS – 0.1%

Kobayashi Pharmaceutical Co. Ltd.	698	55,481

Unilever PLC	1,549	89,284

TOTAL PERSONAL PRODUCTS		$144,765

PHARMACEUTICALS – 4.6%

Astellas Pharma, Inc.	14,588	231,243

AstraZeneca PLC	6,721	772,412

AstraZeneca PLC, ADR	7,822	447,731

Bristol-Myers Squibb Co.	2,865	194,448

Daiichi Sankyo Co. Ltd.	4,600	90,549

Eisai Co. Ltd.	805	65,916

Eli Lilly & Co.	901	219,393

Hutchmed China Ltd., ADR*	1,213	51,007

Johnson & Johnson	6,441	1,109,140

Kissei Pharmaceutical Co. Ltd.	1,970	40,314

Merck & Co., Inc.	13,046	1,002,846

Novartis AG	24,878	2,303,656

Novo Nordisk A/S, Class B	1,456	134,664

Ono Pharmaceutical Co. Ltd.	12,008	272,056

Pfizer, Inc.	35,717	1,529,045

Roche Holding AG	1,993	770,820

Roche Holding AG	201	86,316

Sanofi	962	99,145

Takeda Pharmaceutical Co. Ltd.	5,535	185,770

TOTAL PHARMACEUTICALS		$9,606,471

PROFESSIONAL SERVICES – 2.1%

Adecco Group AG	3,251	194,805

BeNext-Yumeshin Group Co.	7,300	90,431

Booz Allen Hamilton Holding Corp.	2,093	179,600

Bureau Veritas SA	35,250	1,164,138

CoStar Group, Inc.*	4,080	362,508

Experian PLC	8,009	352,678

Hays PLC*	44,728	92,015

IHS Markit Ltd.	1,496	174,793

Leidos Holdings, Inc.	4,709	501,132

Pagegroup PLC*	10,358	88,545

Science Applications International Corp.	5,258	459,023

SGS SA	34	110,087

SThree PLC	5,920	41,226

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Wolters Kluwer NV	4,987	$568,393

TOTAL PROFESSIONAL SERVICES		$4,379,374

REAL ESTATE INVESTMENT TRUSTS – 2.3%

American Tower Corp.	4,601	1,301,163

Boston Properties, Inc.	3,393	398,270

British Land Co. PLC (The)	8,566	60,796

Daiwa House REIT Investment Corp.	31	92,120

Japan Real Estate Investment Corp.	14	87,672

Land Securities Group PLC	5,789	57,099

Medical Properties Trust, Inc.	65,277	1,372,775

Nippon Building Fund, Inc.	13	83,898

Public Storage	4,448	1,389,911

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,843,704

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%

CK Asset Holdings Ltd.	18,423	125,528

Daito Trust Construction Co. Ltd.	214	25,047

Mitsubishi Estate Co. Ltd.	14,254	222,440

Nexity SA	8,642	435,487

Swiss Prime Site AG	1,063	113,300

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$921,802

ROAD & RAIL – 1.3%

AMERCO	1,097	644,992

Canadian National Railway Co.	18,780	2,040,572

Go-Ahead Group PLC (The)*	2,342	33,465

TOTAL ROAD & RAIL		$2,719,029

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%

Disco Corp.	71	20,160

Flat Glass Group Co. Ltd., Class H	44,500	198,417

Intel Corp.	3,032	162,879

Marvell Technology, Inc.	11,460	693,445

MediaTek, Inc.	15,600	507,634

Mimasu Semiconductor Industry Co. Ltd.	3,000	66,998

Miraial Co. Ltd.	2,260	25,565

Qorvo, Inc.*	1,768	335,195

Taiwan Semiconductor Manufacturing Co. Ltd.	32,000	663,687

Texas Instruments, Inc.	2,715	517,533

Tokyo Seimitsu Co. Ltd.	885	37,633

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$3,229,146

SOFTWARE – 3.9%

ANSYS, Inc.*	446	164,333

Black Knight, Inc.*	12,283	1,017,155

Constellation Software, Inc.	1,095	1,753,992

Dassault Systemes SE	2,755	152,033

Kingdee International Software Group Co. Ltd.*	43,552	135,625

Microsoft Corp.	13,411	3,820,928

Oracle Corp.	2,800	243,992

Salesforce.com, Inc.*	2,280	551,600

Topicus.com, Inc.*	1,305	98,325

Tyler Technologies, Inc.*	398	196,071

TOTAL SOFTWARE		$8,134,054

SPECIALTY RETAIL – 1.7%

CarMax, Inc.*	4,636	620,992

Description	Number of Shares	Value

CECONOMY AG*	10,612	$50,933

China Meidong Auto Holdings Ltd.	51,487	277,604

Five Below, Inc.*	2,857	555,458

Hikari Tsushin, Inc.	497	85,759

Home Depot, Inc. (The)	1,090	357,727

Industria de Diseno Textil SA	8,871	300,859

Kingfisher PLC	19,249	98,570

Nitori Holdings Co. Ltd.	678	128,579

Shimamura Co. Ltd.	1,782	171,695

TJX Cos., Inc. (The)	11,091	763,172

USS Co. Ltd.	3,449	59,671

Xebio Holdings Co. Ltd.	5,385	49,135

TOTAL SPECIALTY RETAIL		$3,520,154

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.6%

Apple, Inc.	19,961	2,911,511

Canon, Inc.	5,400	122,885

Catcher Technology Co. Ltd.	14,475	95,758

Elecom Co. Ltd.	3,400	59,660

Maxell Holdings Ltd.*	3,510	40,890

Quadient SA	3,084	90,509

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$3,321,213

TEXTILES, APPAREL & LUXURY GOODS – 0.5%

Hermes International	99	151,379

Lululemon Athletica, Inc.*	211	84,436

NIKE, Inc., Class B	5,000	837,550

Sanyo Shokai Ltd.*	2,000	15,678

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,089,043

TOBACCO – 0.3%

Philip Morris International, Inc.	6,590	659,593

TRADING COMPANIES & DISTRIBUTORS – 1.8%

AerCap Holdings NV*	5,169	273,957

Brenntag SE	18,386	1,836,435

Fastenal Co.	10,331	565,829

Ferguson PLC	804	112,762

Inaba Denki Sangyo Co. Ltd.	2,300	55,873

ITOCHU Corp.	5,933	174,791

Mitsubishi Corp.	8,414	234,845

MonotaRO Co. Ltd.	2,535	58,138

Rexel SA*	4,691	98,940

SIG PLC*	23,083	14,618

Sumitomo Corp.	6,209	83,934

Triton International Ltd.	6,327	334,002

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,844,124

TRANSPORTATION INFRASTRUCTURE – 0.1%

Kamigumi Co. Ltd.	8,030	168,498

WATER UTILITIES – 0.2%

Cia de Saneamento Basico do Estado de Sao Paulo	12,782	86,706

Guangdong Investment Ltd.	98,503	137,909

Severn Trent PLC	2,950	114,814

TOTAL WATER UTILITIES		$339,429

WIRELESS TELECOMMUNICATION SERVICES – 0.8%

America Movil SAB de CV, Class L	7,879	131,185

July 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

KDDI Corp.	39,226	$1,191,386

MTN Group Ltd.*	8,441	60,730

SoftBank Corp.	6,274	81,753

Turkcell Iletisim Hizmetleri AS	31,771	57,992

VEON Ltd., ADR*	34,624	60,592

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,583,638

TOTAL COMMON STOCKS (Cost $ 143,562,025)		$194,204,845

INVESTMENT COMPANIES – 0.8%

COMMODITY FUNDS – 0.0%

Sprott Physical Uranium Trust*	4,693	43,447

EQUITY FUNDS – 0.8%

iShares Core MSCI EAFE ETF	2,694	203,532

iShares MSCI ACWI ETF	14,141	1,443,937

NEXT FUNDS TOPIX ETF	2,790	49,897

TOTAL EQUITY FUNDS		$1,697,366

TOTAL INVESTMENT COMPANIES
(Cost $ 1,714,464)		$1,740,813

PREFERRED STOCK – 0.2%

CONSUMER DISCRETIONARY – 0.2%

Volkswagen AG 4.86%	1,694	412,954

TOTAL PREFERRED STOCK
(Cost $ 242,662)		$412,954

Description	Number of Shares	Value

RIGHTS – 0.0%**

Shin Kong Financial Holding Co. Ltd. Expire 8/24/21*	7,168	$249

TOTAL RIGHTS
(Cost $ 0)		$249

MONEY MARKET FUND – 2.7%

Dreyfus Government Cash Management Fund,

Institutional Shares 0.03%^	5,564,355	5,564,355

TOTAL MONEY MARKET FUND
(Cost $ 5,564,355)		$5,564,355

TOTAL INVESTMENTS – 96.4%
(COST $ 151,083,506)		$201,923,216

OTHER ASSETS LESS LIABILITIES – 3.6%		7,594,133

TOTAL NET ASSETS – 100.0%		$209,517,349

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$4,584,665	$—	$—	$4,584,665

Air Freight & Logistics	2,317,492	—	—	2,317,492

Airlines	434,954	—	—	434,954

Auto Components	765,651	—	—	765,651

Automobiles	1,787,353	—	—	1,787,353

Banks	7,239,741	—	—	7,239,741

Beverages	4,084,420	—	—	4,084,420

Biotechnology	292,835	—	—	292,835

Building Products	2,336,198	—	—	2,336,198

Capital Markets	5,260,756	—	—	5,260,756

Chemicals	2,628,425	—	—	2,628,425

Commercial Services & Supplies	4,928,764	—	—	4,928,764

Communications Equipment	2,695,534	—	—	2,695,534

Construction & Engineering	1,752,178	—	—	1,752,178

Construction Materials	434,024	—	—	434,024

Consumer Finance	1,255,855	—	—	1,255,855

Containers & Packaging	396,837	—	—	396,837

Distributors	275,944	—	—	275,944

Diversified Consumer Services	718,211	—	—	718,211

Diversified Financial Services	5,015,866	—	—	5,015,866

Diversified Telecommunication Services	3,846,937	—	—	3,846,937

Electric Utilities	2,138,215	—	—	2,138,215

Electrical Equipment	1,057,860	—	—	1,057,860

Electronic Equipment, Instruments & Components	1,944,048	—	—	1,944,048

Energy Equipment & Services	125,308	—	—	125,308

Entertainment	911,701	—	—	911,701

Food & Staples Retailing	1,881,683	—	—	1,881,683

Food Products	3,713,460	—	—	3,713,460

Gas Utilities	1,586,771	—	—	1,586,771

Health Care Equipment & Supplies	8,013,985	—	—	8,013,985

Health Care Providers & Services	4,634,681	—	—	4,634,681

Health Care Technology	493,693	—	—	493,693

Hotels, Restaurants & Leisure	4,981,036	—	—	4,981,036

Household Durables	2,344,989	—	—	2,344,989

Household Products	2,524,135	—	—	2,524,135

Insurance	14,440,575	—	—	14,440,575

Interactive Media & Services	7,676,519	—	—	7,676,519

Internet & Direct Marketing Retail	4,893,686	—	—	4,893,686

IT Services	9,189,267	—	—	9,189,267

Leisure Products	201,412	—	—	201,412

Life Sciences Tools & Services	1,138,626	—	—	1,138,626

Machinery	6,162,226	—	—	6,162,226

Marine	383,337	—	—	383,337

Media	2,165,212	—	—	2,165,212

Metals & Mining	2,428,475	—	—	2,428,475

Multiline Retail	1,661,547	—	—	1,661,547

Multi-Utilities	1,949,195	—	—	1,949,195

Oil, Gas & Consumable Fuels	4,006,526	—	—	4,006,526

Personal Products	144,765	—	—	144,765

Pharmaceuticals	9,606,471	—	—	9,606,471

Professional Services	4,379,374	—	—	4,379,374

Real Estate Investment Trusts	4,843,704	—	—	4,843,704

Real Estate Management & Development	921,802	—	—	921,802

Road & Rail	2,719,029	—	—	2,719,029

July 31, 2021 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Semiconductors & Semiconductor Equipment	$3,229,146	$—	$—	$3,229,146

Software	8,134,054	—	—	8,134,054

Specialty Retail	3,520,154	—	—	3,520,154

Technology Hardware, Storage & Peripherals	3,321,213	—	—	3,321,213

Textiles, Apparel & Luxury Goods	1,089,043	—	—	1,089,043

Tobacco	659,593	—	—	659,593

Trading Companies & Distributors	3,844,124	—	—	3,844,124

Transportation Infrastructure	168,498	—	—	168,498

Water Utilities	339,429	—	—	339,429

Wireless Telecommunication Services	1,583,638	—	—	1,583,638

Investment Companies	1,740,813	—	—	1,740,813

Preferred Stock	412,954	—	—	412,954

Rights	—	249	—	249

Money Market Fund	5,564,355	—	—	5,564,355

Total Investments in Securities	$201,922,967	$249	$—	$201,923,216

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$400,955	$—	$400,955

Financial Futures Contracts	1,317,714	—	—	1,317,714

Total Assets - Other Financial Instruments	$1,317,714	$400,955	$—	$1,718,669

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$(856,928)	$—	$—	$(856,928)

Total Liabilities - Other Financial Instruments	$(856,928)	$—	$—	$(856,928)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (concluded)

At July 31, 2021, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD

9/15/2021	BNP Paribas	4,488,000 CAD	$3,718,496	$3,597,251	$121,245	$—

9/15/2021	BNP Paribas	2,266,000 GBP	3,202,882	3,150,107	52,775	—

9/15/2021	Credit Suisse	327,000,000 JPY	2,990,357	2,981,803	8,554	—

9/15/2021	Citigroup Global Markets Inc	3,187,000 EUR	3,881,916	3,784,075	97,841	—

9/15/2021	State Street Bank & Trust	4,487,000 CAD	3,716,990	3,596,450	120,540	—

UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$400,955	$–

At July 31, 2021, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:

EXCHANGE-TRADED:

E-Mini Russell 2000 Index	September 2021	71	$8,185,308	$7,886,680	$ 298,628	$ —

E-Mini S&P 500 Index	September 2021	101	21,355,666	22,166,974	—	(811,308)

E-Mini S&P Mid 400 Index	September 2021	65	17,715,701	17,541,550	174,151	—

Euro STOXX 50 Index	September 2021	107	5,250,497	5,188,848	61,649	—

FTSE 100 Index	September 2021	48	4,736,368	4,648,049	88,319	—

HSCE Index	August 2021	83	4,950,834	4,921,054	29,780	—

MSCI EAFE Index	September 2021	262	30,889,153	30,384,140	505,013	—

S&P TSX 60 Index	September 2021	16	3,064,094	3,109,714	—	(45,620)

TOPIX Index	September 2021	32	5,716,894	5,556,720	160,174	—

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$1,317,714	$(856,928)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2021 (unaudited)